SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
Summary of stock option activity

A summary of the share option activities under the Company’s share-based compensation plan for the years ended December 31, 2020, 2021 and 2022 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(USD/share)	(in years)	(RMB)
Balance as of December 31, 2019	4,555,288	3.34	4.73	73,354
Granted	—	—	—	—
Exercise	(3,750,540)	3.32	—	—
Forfeited	(88,000)	3.29	—	—
Balance as of December 31, 2020	716,748	3.46	4.25	58,836
Granted	—	—	—	—
Exercise	(105,200)	3.29	—	—
Forfeited	(264,012)	3.29	—	—
Balance as of December 31, 2021	347,536	3.65	3.84	17,373
Granted	—	—	—	—
Exercise	(175,536)	3.35	—	—
Balance as of December 31, 2022	172,000	3.96	2.69	8,305

Vested as of December 31, 2022	172,000	3.96	2.69	8,305
Vested and exercisable as of December 31, 2022	172,000	3.96	2.69	8,305

Summary of non vested restricted stock units

	Number of restricted shares	Weighted average grant
	outstanding	date fair value
		(RMB)
Unvested as of January 1, 2021	—	—
Granted	354,000	86.38
Vested	(35,400)	86.38
Unvested as of December 31, 2021	318,600	86.38
Granted	16,684,600	72.10
Vested	(10,188,740)	72.08
Unvested as of December 31, 2022	6,814,460	72.38

Schedule of expense allocation

The total share-based compensation expense of continuing operations for the year ended December 31, 2020, 2021 and 2022 was recorded in the respective items (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Costs of revenues	329	131	17,676
Selling expenses	462	131	7,101
General and administrative expenses	145	9,622	974,564
Research and development expenses	(13)	—	1,528
Total	923	9,884	1,000,869

Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SHARE BASED COMPENSATION
Summary of stock option activity

A summary of share option activities under the Jiangxi Jinko 2022 Plan for the years ended December 31, 2022 is as follows (RMB in thousands, except for share, exercise price and contractual term):

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(RMB/share)	(in years)	(RMB)
Balance as of December 31, 2021	—	—	—	—
Granted	32,149,900	10.78	—	—
Exercise	—	—	—	—
Balance as of December 31, 2022	32,149,900	10.78	2.89	124,420

Vested and expected to vest as of December 31, 2022	32,149,900	10.78	2.89	124,420
Vested and exercisable as of December 31, 2022	32,149,900	10.78	2.89	124,420